Reverse Recapitalization (Details) - USD ($) $ in Millions	May 27, 2022	Jun. 30, 2022	Dec. 02, 2021
PIPE
Reverse Recapitalization
Proceeds from issuance of common stock	$ 323.5
PIPE | APSG
Reverse Recapitalization
Aggregate common stock subscribed purchase price			$ 2.0
Class A common stock
Reverse Recapitalization
Common shares outstanding		56,945,033
Class A common stock | IPO
Reverse Recapitalization
Common stock subscribed			33,500,000
Class A common stock | PIPE
Reverse Recapitalization
Aggregate common stock subscribed purchase price			$ 335.0
Class B common stock
Reverse Recapitalization
Common shares outstanding		394,448,481
Global Business Travel Jersey Co
Reverse Recapitalization
Equity interest ownership percentage	13.00%
Global Business Travel Group, Inc
Reverse Recapitalization
Voting interest percentage	100.00%
Proceeds from issuance of common stock	$ 365.0
Global Business Travel Group, Inc | IPO
Reverse Recapitalization
Cash	$ 42.0
Global Business Travel Group, Inc | Class A common stock
Reverse Recapitalization
Common shares outstanding		56,945,033
Global Business Travel Group, Inc | Class B common stock
Reverse Recapitalization
Common shares outstanding		394,448,481